Property, Equipment and Software, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Equipment and Software, Net.
Summary of property, equipment and software, net

	As of December 31,
	2024	2025
	RMB	RMB
Computer and electronic equipment	21,529	23,063
Office furniture and equipment	2,363	3,179
Leasehold improvements	46,261	49,705
Software	31,022	31,178
Office buildings	212,804	234,983
Total	313,979	342,108
Less: accumulated depreciation	(73,955)	(86,410)
Property, equipment and software, net	240,024	255,698